Sound Enhanced Fixed Income ETF
Schedule of Investments
August 31, 2025 (Unaudited)

CLOSED END FUNDS - 19.6%			Shares	Value
Financial Services - 19.6%
AllianceBernstein Global High Income Fund, Inc.			119,012	$1,342,455
Ares Capital Corp.			69,937	1,566,589
Blue Owl Capital Corp.			30,780	441,385
Golub Capital BDC, Inc.(a)			84,035	1,253,802
Hercules Capital, Inc.(a)			81,418	1,589,279
PennantPark Floating Rate Capital Ltd.(a)			111,461	1,144,704
Sixth Street Specialty Lending, Inc.(a)			56,139	1,372,599
TOTAL CLOSED END FUNDS (Cost $8,412,732)				8,710,813

COMMON STOCKS - 13.6%
Financial Services - 3.3%
Blackstone Secured Lending Fund			15,400	461,538
Runway Growth Finance Corp.			48,878	532,281
WhiteHorse Finance, Inc.			53,345	456,100
				1,449,919

Real Estate - 10.3%
Alpine Income Property Trust, Inc. - REIT			25,273	385,919
Digital Realty Trust, Inc. – REIT			830	139,141
Gaming and Leisure Properties, Inc. - REIT			3,032	145,566
National Health Investors, Inc. - REIT			3,148	246,457
National Storage Affiliates Trust - REIT			6,007	193,606
NNN REIT, Inc. - REIT			7,361	315,861
Omega Healthcare Investors, Inc. - REIT(a)			12,577	535,403
Plymouth Industrial REIT, Inc. - REIT			12,909	283,998
Realty Income Corp. - REIT(a)			8,794	516,735
Sabra Health Care REIT, Inc. - REIT			8,588	164,117
Simon Property Group, Inc. - REIT			5,499	993,449
VICI Properties, Inc. - REIT			20,231	683,403
				4,603,655
TOTAL COMMON STOCKS (Cost $5,948,196)				6,053,574

CORPORATE BONDS - 27.7%	Rate	Maturity Date	Par
Auto Parts Manufacturing - 5.7%
American Axle & Manufacturing, Inc. (Callable 09/20/2025) (a)	5.00%	10/01/2029	$852,000	805,153
Dana, Inc. (Callable 05/01/2026)	4.25%	09/01/2030	704,000	696,551
Goodyear Tire & Rubber Co. (Callable 04/15/2029)(a)	5.00%	07/15/2029	1,077,000	1,044,923
				2,546,627

Chemicals - 2.7%
Celanese US Holdings LLC (Callable 04/15/2032)	6.63%	07/15/2032	164,000	169,561
Chemours Co. (Callable 02/15/2027)	5.38%	05/15/2027	520,000	518,175
Huntsman International LLC (Callable 02/01/2029)	4.50%	05/01/2029	536,000	515,761
				1,203,497

Consumer Finance - 1.7%
Radian Group, Inc. (Callable 09/15/2026)	4.88%	03/15/2027	770,000	771,467

Exploration & Production - 5.0%
Apache Corp. (Callable 03/01/2040)(a)	5.10%	09/01/2040	939,000	797,136
Expand Energy Corp. (Callable 02/01/2027)	4.75%	02/01/2032	590,000	574,650
Murphy Oil Corp. (Callable 09/25/2025)(a)	5.88%	12/01/2027	548,000	548,546
Murphy Oil Corp. (Callable 10/01/2027)(a)	6.00%	10/01/2032	318,000	309,921
				2,230,253

Hardware - 1.8%
Dell, Inc.(b)	6.50%	04/15/2038	736,000	784,221

Industrial Other - 1.9%
United Rentals North America, Inc. (Callable 09/20/2025)	4.88%	01/15/2028	862,000	857,415

Metals & Mining - 2.0%
Cleveland-Cliffs, Inc. (Callable 10/03/2025)	5.8%	06/01/2027	866,000	865,426

Pipeline - 2.1%
Targa Resources Partners LP / Targa Resources Partners Finance Corp. (Callable 10/10/2025)	5.00%	01/15/2028	939,000	940,009

Refining & Marketing - 0.6%
HF Sinclair Corp. (Callable 10/15/2034)	6.25%	01/15/2035	256,000	263,444

Travel & Lodging - 2.1%
Hilton Domestic Operating Co., Inc. (Callable 09/20/2025)	4.88%	01/15/2030	932,000	930,012

Utilities - 2.1%
National Fuel Gas Co. (Callable 06/01/2028)	4.75%	09/01/2028	939,000	942,553
TOTAL CORPORATE BONDS (Cost $12,297,005)				12,334,924

EXCHANGE TRADED FUNDS – 9.8%			Shares
Invesco Emerging Markets Sovereign Debt ETF			45,475	951,337
iShares 0-5 Year High Yield Corporate Bond ETF			30,762	1,328,919
iShares J.P. Morgan EM High Yield Bond ETF			30,104	1,193,624
VanEck Emerging Markets High Yield Bond ETF(a)			45,089	908,994
TOTAL EXCHANGE TRADED FUNDS (Cost $4,536,348)				4,382,874

PREFERRED STOCKS - 28.1%
Banks - 5.9%
Associated Banc-Corp., Series F, 5.63%, Perpetual (Callable 12/15/2025)	40,551	857,654
Truist Financial Corp., Series O, 5.25%, Perpetual (Callable 12/01/2025)	41,962	912,673
Wells Fargo & Co., Series AA, 4.70%, Perpetual (Callable 12/15/2025)	44,673	855,935
		2,626,262

Consumer Finance - 1.9%
Capital One Financial Corp., Series J, 4.80%, Perpetual (Callable 12/01/2025)	44,955	845,604

Diversified Banks - 4.5%
Bank of America Corp., Series KK, 5.38%, Perpetual (Callable 10/10/2025)	42,698	954,727
JPMorgan Chase & Co., Series EE, 6.00%, Perpetual (Callable 12/01/2025)(a)	40,927	1,040,365
		1,995,092

Financial Services - 3.7%
Morgan Stanley, Series L, 4.88%, Perpetual (Callable 10/15/2027)	43,921	906,529
Morgan Stanley, Series O, 4.25%, Perpetual (Callable 01/15/2027)	42,587	756,771
		1,663,300

Life Insurance - 3.9%
AEGON Funding Co. LLC, 5.10%, 12/15/2049 (Callable 12/15/2025)	42,980	875,073
MetLife, Inc., Series F, 4.75%, Perpetual (Callable 12/15/2025)(a)	42,792	870,389
		1,745,462

Property & Casualty Insurance - 2.0%
Allstate Corp., Series H, 5.10%, Perpetual (Callable 10/15/2025)	41,773	912,740

Utilities - 4.3%
CMS Energy Corp., 5.88%, 03/01/2079 (Callable 09/20/2025)	41,680	984,481
Southern Co., Series 2020, 4.95%, 01/30/2080 (Callable 10/09/2025)	42,511	914,837
		1,899,318

Wireless Telecommunications Services - 1.9%
AT&T, Inc., Series C, 4.75%, Perpetual (Callable 10/10/2025)	43,357	850,664
TOTAL PREFERRED STOCKS (Cost $14,223,827)		12,538,442

SHORT-TERM INVESTMENTS – 23.2%	Units
Investments Purchased with Proceeds from Securities Lending – 22.7%
Mount Vernon Liquid Assets Portfolio, LLC, 4.48%(c)	10,118,510	10,118,510

Money Market Funds - 0.5%	Shares
First American Government Obligations Fund - Class X, 4.22%(c)	231,294	231,294
TOTAL SHORT-TERM INVESTMENTS (Cost $10,349,804)		10,349,804

TOTAL INVESTMENTS – 122.0% (Cost $55,767,912)		54,370,431
Other Liabilities in Excess of Assets – (22.0)%		(9,799,936)
TOTAL NET ASSETS - 100.0%		$44,570,495

Percentages are stated as a percent of net assets.

REIT     Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of August 31, 2025. The fair value of these securities was $9,890,304 which represented 22.2% of net assets.
(b)	At maturity security. Interest is paid in full at the maturity date.
(c)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.